Other Financial Assets (Table)	12 Months Ended
Dec. 31, 2025
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Summary of composition of the other financial assets
The composition of the other financial assets as of December 31, 2025 and 2024 is as follows:

Composition	12/31/2025	12/31/2024
Debtors from operations	515,725,919	75,482,617
Sundry debtors	159,043,513	205,940,908
Private securities	27,720,635	60,727,886
Receivables from spot sales of foreign currency pending settlement	6,353,587	205,709
Receivables from spot sales of government securities pending settlement	762,806	376,115,276
Other	8,276,125	2,971,476

Subtotal	717,882,585	721,443,872

Less: Allowances for ECL	(1,374,705)	(368,228)

Total	716,507,880	721,075,644